Consolidated Balance Sheets - USD ($)	Jun. 30, 2020	Dec. 31, 2019
Current Assets:
Cash and cash equivalents (Note 4)	$ 60,785,602	$ 61,822,137
Marketable securities (Note 5)	180,115	177,945
Income tax receivable (Note 10)	7,593,479	10,798,291
Prepaid expense and other	1,069,999	747,872
Total current assets	69,629,195	73,546,245
Property, plant and equipment, net (Note 6)	6,404,665	6,470,722
Deferred tax asset (Note 10)	710,190
Right of use asset	209,348	251,984
Total assets	76,953,398	80,268,951
Current Liabilities:
Accounts payable and accrued expenses (Note 3)	1,020,160	728,790
Lease liability	89,119	85,516
Contingent value rights (Note 3)	39,512
Total current liabilities	1,148,791	814,306
Lease liability	124,437	169,911
Total liabilities	1,273,228	984,217
SHAREHOLDERS' EQUITY
Common shares (Note 11)	302,469,647	302,469,647
Contributed surplus	20,625,372	20,625,372
Stock options (Note 9)	20,752,893	20,752,893
Accumulated deficit	(268,167,742)	(264,563,178)
Total shareholders' equity	75,680,170	79,284,734
Total liabilities and shareholders' equity	$ 76,953,398	$ 80,268,951